Acquisitions and disposals - Disclosure of Detailed Information about Deal Completion and Acquired Business (Details)	Jul. 07, 2022	Aug. 01, 2023	Jan. 10, 2023
Zywie Ventures Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			51.00%
Yasso Holdings
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Nutrafol
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	67.00%
Proportion of ownership interest in subsidiary	80.00%